Document And Entity Information	0 Months Ended
Nov. 01, 2013
Document And Entity Information Element
Document Type	497
Document Period End Date	Aug. 31, 2012
Registrant Name	DELAWARE GROUP TAX FREE FUND
Central Index Key	0000728352
Amendment Flag	false
Document Creation Date	Nov. 01, 2013
Document Effective Date	Nov. 01, 2013
Prospectus Date	Dec. 28, 2012